Note 7 - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Net operating loss carry forward	$ 40,430	$ 281
Valuation allowance	$ (40,430)	$ (281)
Net deferred tax assets